3. MATERIAL ACCOUNTING POLICIES: Goodwill: Schedule of Goodwill (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Details
Goodwill at beginning of period	$ 2,468,722	$ 2,468,722
Additional recognition, goodwill	9,637,585	0
Goodwill, Impairment Loss	0	0
Goodwill at end of period	$ 12,106,307	$ 2,468,722